Vessels - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Book Value
Vessels, net	$ 1,601,045	$ 1,653,607
Total
Cost
Beginning balance	2,553,441	2,537,334
Vessel additions on acquisition	85,019
Additions	26,977	32,985
Transfer to assets held for sale	(58,276)
Write-offs of fully amortized assets	(13,587)	(16,878)
Disposals	(101,769)
Ending balance	2,491,805	2,553,441
Accumulated Depreciation and Amortization
Beginning balance	899,834	782,952
Charge for the period	134,210	133,760
Transfer to assets held for sale	(50,515)
Write-offs of fully amortized assets	(13,587)	(16,878)
Disposals	(79,182)
Ending balance	890,760	899,834
Net Book Value
Vessels, net	1,601,045	1,653,607	$ 1,754,382
Vessel
Cost
Beginning balance	2,467,396	2,467,396
Vessel additions on acquisition	85,019
Additions	0	0
Transfer to assets held for sale	(58,276)
Write-offs of fully amortized assets	0	0
Disposals	(97,959)
Ending balance	2,396,180	2,467,396
Accumulated Depreciation and Amortization
Beginning balance	854,346	743,334
Charge for the period	111,063	111,012
Transfer to assets held for sale	(50,515)
Write-offs of fully amortized assets	0	0
Disposals	(75,902)
Ending balance	838,992	854,346
Net Book Value
Vessels, net	1,557,188	1,613,050	1,724,062
Drydocking
Cost
Beginning balance	86,045	69,938
Vessel additions on acquisition	0
Additions	26,977	32,985
Transfer to assets held for sale	0
Write-offs of fully amortized assets	(13,587)	(16,878)
Disposals	(3,810)
Ending balance	95,625	86,045
Accumulated Depreciation and Amortization
Beginning balance	45,488	39,618
Charge for the period	23,147	22,748
Transfer to assets held for sale	0
Write-offs of fully amortized assets	(13,587)	(16,878)
Disposals	(3,280)
Ending balance	51,768	45,488
Net Book Value
Vessels, net	$ 43,857	$ 40,557	$ 30,320